Acquisition of Copper Mountain Mining Corporation (Schedule of detailed information about identifiable assets acquired and liabilities assumed) (Details) - Copper Mountain Mining Corporation [Member]
$ in Millions
Jun. 20, 2023 USD ($)
Fair value of net assets acquired / (liabilities) assumed
Cash and cash equivalent	$ 14.5
Trade and other receivables	19.1
Inventories	47.9
Prepaid expenses	3.1
Other financial assets	8.5
Property, plant and equipment	434.8
Mineral properties	369.0
Inventories - low grade stockpile	6.0
Trade and other payables	(77.1)
Advances from Hudbay	(3.4)
Lease liabilities	(34.6)
Other financial liabilities	(9.6)
Long-term debt	(145.0)
Environmental and other provisions	(12.7)
Deferred tax liabilities	(148.2)
Total fair value of net identifiable assets acquired	$ 472.3